Property, plant and equipment, net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, plant and equipment, net
Property, plant and equipment, gross	$ 12,557	$ 13,381
Accumulated depreciation	(6,905)	(7,127)
Total property, plant and equipment, net	5,652	6,254
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	280	210
Accumulated depreciation	(163)	(115)
Total capital lease assets, net	117	95
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	851	842	733
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	4,142	4,478
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	192	112
Machinery and equipment
Property, plant and equipment, net
Property, plant and equipment, gross	7,762	8,258
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	88	98
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 653	$ 645